Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Computed “expected” income tax benefit												$ (3,979)	$ (3,761)
Increase (decrease) in income taxes resulting from:
Foreign tax rate and regulation differential												17	40
State income tax benefit, net of federal income tax benefit												(703)	(663)
Non-deductible stock-based compensation expense												68	94
Tax credits												(200)	(178)
Change in valuation allowance allocated to income tax expense												4,797	4,468
Total income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0